CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Cash flows from operating activities
Net (loss) income	$ 8,232	$ 8,231	$ (1,320)
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Depreciation and amortization	1,736	1,755	1,973
Provision for (reversal of) credit losses, net	(148)	397	297
Allowance for obsolete inventories, net	(25)		426
Gain (loss) on disposal of property, plant and equipment	24	(22)	(29)
Unrealized holding loss (gain) on marketable securities	(872)	(2,010)	5,179
Gain on sales of marketable securities	(1,073)	(333)	(29)
Deferred income tax expense (benefit)	(557)	206	92
Scrip dividend received		(19)	(175)
Exchange loss (gain) arising from marketable securities	117	(661)	531
Changes in operating assets and liabilities:
Accounts receivable	(3,339)	(2,804)	3,136
Inventories	(7,601)	(7,615)	4,026
Prepaid expenses and other current assets	563	(737)	254
Accounts payable	316	4,918	(1,649)
Accrued payroll and employee benefits	504	1,030	401
Customer deposits	660	511	(126)
Other accrued liabilities	934	298	56
Income taxes payable	346	151	78
Net cash provided by (used in) operating activities	(183)	3,296	13,121
Cash flows from investing activities
Purchase of property, plant and equipment	(1,504)	(551)	(507)
Proceeds from sale of property, plant and equipment, net of transaction costs	50	81	188
Purchase of marketable securities	(11,543)	(6,059)	(2,121)
Proceeds from sales of marketable securities	11,245	6,150	1,620
Increase of fixed deposits with original maturities over three months	(1,654)	(1,917)	(412)
Increase of fixed deposits with original maturities over twelve months	(26)	(427)	(1,424)
Net cash used in investing activities	(3,432)	(2,723)	(2,656)
Cash flows from financing activities
Dividends paid	(3,186)	(2,864)	(2,386)
Proceeds from exercise of stock options	43		64
Net cash used in financing activities	(3,143)	(2,864)	(2,322)
Net increase (decrease) in cash and cash equivalents	(6,758)	(2,291)	8,143
Cash and cash equivalents, beginning of year	20,223	22,514	14,371
Cash and cash equivalents, end of year	13,465	20,223	22,514
Cash paid during the year for:
Interest
Income taxes	$ 68	$ 236	$ 160